SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Sales	$ 68,679	$ 56,791	$ 63,578
Flat products
Disclosure of products and services [line items]
Sales	43,065	34,215	36,226
Long products
Disclosure of products and services [line items]
Sales	13,685	12,104	13,996
Tubular products
Disclosure of products and services [line items]
Sales	1,810	1,500	2,809
Mining products
Disclosure of products and services [line items]
Sales	985	781	824
Other products
Disclosure of products and services [line items]
Sales	$ 9,134	$ 8,191	$ 9,723